Summary of Significant Accounting Policies	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

2.      SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation and Significant Accounting Policies

The (a) condensed consolidated balance sheet as of December 31, 2021, which has been derived from audited financial statements as filed in the Company’s Form S-1/A on July 13, 2022, and (b) the unaudited interim condensed consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and applicable rules and regulations of the Securities and Exchange Commission (“SEC”) regarding annual financial reporting. Any reference in these notes to applicable accounting guidance is meant to refer to the authoritative U.S. GAAP included in the Accounting Standards Codification (“ASC”), and Accounting Standards Update (“ASU”) issued by the Financial Accounting Standards Board (“FASB”). The condensed consolidated financial statements have been prepared on a basis consistent with the audited consolidated financial statements and in the opinion of management, all adjustments, consisting of normal recurring adjustments, considered necessary for a fair presentation of the financial statements have been included. The results of operations for the three and six months ended June 30, 2022 are not necessarily indicative of the results for the fiscal year ending December 31, 2022 or any future interim period.

Certain information and note disclosures normally included in annual financial statements prepared in accordance with generally accepted accounting principles have been condensed or omitted pursuant to those rules and regulations, although the company believes that the disclosures made are adequate to make the information not misleading.

Principles of Consolidation

The Company’s condensed consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries. All intercompany accounts and transactions have been eliminated in consolidation.

Reclassification

Certain prior period balances have been reclassified to conform to the current year presentation. Such changes include reclassifications or combinations of certain accounts on the condensed consolidated balance sheets.

These reclassifications had no impact on total assets, total liabilities, net loss or comprehensive loss or accumulated deficit in the previously reported consolidated financial statements for the year ended December 31, 2021.

Foreign Currency

The functional currency of the Company and its subsidiaries is the U.S. dollar. Foreign currency denominated transactions are converted into U.S. dollars at the average rates of exchange prevailing during the period. Assets and liabilities denominated in foreign currency are remeasured into U.S. dollars at current exchange rates at the balance sheet date for monetary assets and liabilities and at historical exchange rates for non-monetary assets and liabilities. During the three and six months ended June 30, 2022, the Company recognized net (gains)/losses related to foreign currency transactions and remeasurements of $(177) and $287, respectively, in the condensed consolidated statements of operations and comprehensive loss as other income (expense), net. During the three and six months ended June 30, 2021, the Company recognized net (gains)/losses related to foreign currency transactions and remeasurements of $(94) and $273, respectively, in the condensed consolidated statements of operations and comprehensive loss as other income (expense), net.

Use of Estimates

The preparation of condensed consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and judgments that affect the amounts reported and disclosures in the condensed consolidated financial statements and accompanying notes. Such estimates include revenue recognition, allowance for doubtful accounts, accrued liabilities, derivative and warrant liabilities, calculation of the incremental borrowing rate, financial instruments recorded at fair value on a recurring basis, valuation of deferred tax assets and uncertain tax positions and the fair value of common stock and other assumptions used to measure stock-based compensation expense. The Company bases its estimates on historical experience, the current economic environment and on assumptions it believes are reasonable under the circumstances. The Company adjusts such estimates and assumptions when facts and circumstances dictate. Changes in those estimates resulting from changes in the economic environment will be reflected in the financial statements in future periods. Actual results could differ materially from those estimates.

Segment Information

The Company has determined that the Chief Executive Officer is its chief operating decision maker. The Company’s Chief Executive Officer reviews financial information on a consolidated basis for purposes of allocating resources and evaluating financial performance. Accordingly, the Company has determined that it operates as a single reportable segment.

Emerging Growth Company Status

The Company is an emerging growth company (“EGC”) as defined in the Jumpstart Our Business Startups Act of 2012 (“JOBS Act”) and may take advantage of reduced reporting requirements that are otherwise applicable to public companies. Section 107 of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies are required to comply with those standards. This means that when a standard is issued or revised and it has different application dates for public and nonpublic companies, the Company has the option to adopt the new or revised standard at the time nonpublic companies adopt the new or revised standard and can do so until such time that the Company either (i) irrevocably elects to “opt out” of such extended transition period or (ii) no longer qualifies as an emerging growth company. The Company has elected to use the extended transition period for complying with new or revised accounting standards unless the Company otherwise early adopts select standards.

Concentrations of Credit Risk and Other Risks and Uncertainties

Financial instruments that potentially subject the Company to significant concentrations of credit risk consist principally of cash and cash equivalents. The Company regularly monitors its credit risk exposure and takes steps to mitigate the likelihood of these exposures resulting in actual loss.

As of June 30, 2022, accounts receivable balances due from four customers collectively totaled 54% of the Company’s condensed consolidated accounts receivable balance. As of December 31, 2021, accounts receivable balances due from five customers collectively totaled 86% of the Company’s condensed consolidated accounts receivable balance.

For the six months ended June 30, 2022, the Company had four customers that accounted for 70% of revenue, and for the six months ended June 30, 2021, the Company had two customers that accounted for 64% of revenue.

For the three months ended June 30, 2022, the Company had four customers that accounted for 77% of revenue, and for the three months ended June 30, 2021, the Company had two customers that accounted for 71% of revenue.

Equity Issuance Costs

The Company capitalizes certain legal, professional, accounting and other third-party fees that are directly associated with in-process equity financings as deferred offering costs until such financings are consummated. After consummation of the financing, these costs are recorded as a reduction of the proceeds received from the equity financing. On April 26, 2022, upon closing of the Business Combination, the Company offset equity proceeds by $4,068 of deferred offering costs.

Revenue Recognition

The Company recognizes revenue under Accounting Standards Codification Topic 606 (“ASC 606”), Revenue from Contracts with Customers, when a customer obtains control of promised goods or services in an amount that reflects the consideration which the entity expects to receive in exchange for those goods or services. To determine revenue recognition for arrangements that an entity determines are within the scope of ASC 606, the Company performs the following five steps:

(i)     Identification of the contract(s) with a customer;

(ii)    Identification of the performance obligations in the contract;

(iii)   Determination of the transaction price, including the constraint on variable consideration;

(iv)   Allocation of the transaction price to the performance obligations in the contract; and

(v)    Recognition of revenue when, or as, performance obligations are satisfied.

Contracts are accounted for when both parties have approved and committed to the contract, the rights of the parties and payment terms are identifiable, the contract has commercial substance and collectability of consideration is probable. Any payments received from customers that do not meet criteria for having a contract are recorded as deposit liabilities on the condensed consolidated balance sheet.

Under ASC 606, assuming all other revenue recognition criteria have been met, the Company recognizes revenue for arrangements upon the transfer of control of the Company’s performance obligations to its customers. A performance obligation is a promise in a contract to transfer a distinct good or service to a customer and is the unit of account in ASC 606. The Company currently generates its revenues through the following performance obligations: (1) hosted services, (2) professional services, (3) monetization and (4) licensing.

Research and Development

The Company’s research and development costs are expensed as incurred. These costs include salaries and other personnel related expenses, contractor fees, facility costs, supplies and depreciation of equipment associated with the design and development of new products prior to the establishment of their technological feasibility.

Warrants

The Company determines whether to classify contracts, such as warrants, that may be settled in its own stock as equity of the entity or as a liability. An equity-linked financial instrument must be considered indexed to the Company’s own stock to qualify for equity classification. The Company classifies warrants as liabilities for any contracts that may require a transfer of assets. Warrants classified as liabilities are accounted for at fair value and remeasured at each reporting date until exercise, expiration or modification that results in equity classification. Any change in the fair value of the warrants is recognized as other income (expense), net in the condensed consolidated statements of operations and comprehensive loss.

Income Taxes

The Company accounts for income taxes under the asset and liability method, whereby deferred tax assets and liabilities are determined based on the difference between the financial statement and tax basis of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to affect taxable income. A valuation allowance is established when, in management’s estimate, it is more-likely-than-not that the deferred tax asset will not be realized. The Company adopted a more-likely-than-not threshold for financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. The Company records a liability for the difference between the benefit recognized and measured and the tax position taken or expected to be taken on the Company’s tax return.

The Company classifies interest and penalties related to uncertain tax positions in income tax expense, if applicable. There has been no interest expense or penalties related to unrecognized tax benefits recorded through June 30, 2022.

Stock-Based Compensation

The Company measures and records the expense related to stock-based payment awards based on the fair value of those awards as determined on the date of grant. The Company recognizes stock-based compensation expense over the requisite service period of the individual grant, generally equal to the vesting period, and uses the straight-line method to recognize stock-based compensation. The Company accounts for forfeitures as they occur. The Company uses the Black-Scholes option-pricing model to determine the fair value of stock options. The Black-Scholes option-pricing model requires the use of highly subjective and complex assumptions to determine the fair value of stock options, including the option’s expected term and the price volatility of the underlying stock. The Company calculates the fair value of options granted by using the Black-Scholes option-pricing model with the following assumptions:

Expected Volatility — The Company estimates volatility for option grants by evaluating the average historical volatility of a peer group of companies for the period immediately preceding the option grant for a term that is approximately equal to the option’s expected term.

Expected Term — The expected term of the Company’s options represents the period that the stock-based awards are expected to be outstanding. The Company has elected to use the midpoint between the stock options’ vesting term and contractual expiration period to compute the expected term, as the Company does not have sufficient historical information to develop reasonable expectations about future exercise patterns and post-vesting employment termination behavior.

Risk-Free Interest Rate — The risk-free interest rate is based on the implied yield currently available on U.S. Treasury zero-coupon issues with a term that is equal to the options’ expected term at the grant date.

Expected Dividend Yield — The Company has not declared or paid dividends to date and does not anticipate declaring dividends. As such, expected dividend yield is zero.

Restricted Stock Units

The Company issues restricted stock unit awards (“RSUs”) to grantees as compensation for services. The fair value of the RSUs is determined at the grant date based on the fair value of the Company’s Class A Common Stock and for RSUs with service conditions only, is recognized straight-line over the service period.

The Company issues RSUs with vesting conditions tied to certain performance criteria (“Performance-Based RSUs”). Stock-based compensation related to Performance-Based RSUs is recognized to the extent it is determined that performance is probable of being achieved.

The Company issues RSUs with vesting conditions tied to certain market conditions (“Market-Based RSUs”). To derive the fair value of Market-Based RSUs, the Company applies a Monte Carlo simulation to determine the grant date fair value. Stock-based compensation related to Market-Based RSUs is recognized over the derived service period.

Fair Value Measurements

The Company defines fair value as the exchange price that would be received from an asset or paid to transfer a liability (an exit price) in an orderly transaction between market participants at the measurement date. The Company follows a three-level valuation hierarchy for disclosure of fair value measurements as follows:

•        Level 1 — Inputs are unadjusted quoted prices in active markets for identical assets or liabilities at the measurement date.

•        Level 2 — Inputs (other than quoted market prices included in Level 1) are either directly or indirectly observable for the asset or liability through correlation with market data at the measurement date and for the duration of the instrument’s anticipated life.

•        Level 3 — Inputs reflect management’s best estimate of what market participants would use in pricing the asset or liability at the measurement date. Consideration is given to the risk inherent in the valuation technique and the risk inherent in the inputs to the model.

The Company’s derivative liabilities and warrants are measured at fair value on a recurring basis and are classified as Level 3 liabilities. The Company records subsequent adjustments to reflect the increase or decrease in estimated fair value at each reporting date on the condensed consolidated statements of operations and comprehensive loss.

Redeemable Convertible Preferred Stock

Legacy SoundHound Preferred Stock did not have a mandatory redemption date. The Company presents as temporary equity any stock which (i) the Company undertakes to redeem at a fixed or determinable price on the fixed or determinable date or dates; (ii) is redeemable at the option of the holders, or (iii) has conditions for redemption which are not solely within the control of the Company. Legacy SoundHound Preferred Stock was redeemable upon a deemed liquidation event which the Company determined was not solely within its control and thus has classified shares of Legacy SoundHound Preferred Stock as temporary equity until such time as the conditions are removed or lapse. Since the occurrence of a deemed liquidation event was not probable, the carrying values of the shares of Legacy SoundHound Preferred Stock were not being accreted to their redemption values.

As a result of the Business Combination, the shares of Legacy SoundHound Preferred Stock outstanding immediately prior to the effective time of the Business Combination (the “Effective Time”) were converted into 106,949,326 shares of the Company’s Class A Common Stock, Refer to Note 11 for further information.

Convertible Notes and Derivative Liabilities

The Company evaluates its convertible notes, and other contracts, if any, to determine if those contracts or embedded components of those contracts qualify as derivatives requiring bifurcation. The Company accounts for conversion features that meet the criteria for bifurcation as liabilities at fair value and adjusts the derivative instruments to fair value at each reporting period. The conversion features qualify as derivatives, as they continuously reset as the underlying stock price increases or decreases to provide a fixed value of equity to the holders at any conversion date. The conversion features are subject to remeasurement at each balance sheet date until exercised, and any change in fair value is recognized as a component of other income (expense), net in the condensed consolidated statements of operations and comprehensive loss. The fair value of the conversion features has been estimated using a probability-weighted discount model with and without the conversion feature until extinguished on April 26, 2022 in connection with the Business Combination See Note 10 for additional information.

The Company held its convertible notes at amortized cost and amortized the associated debt discount created from bifurcated derivatives and issuance costs under the effective interest or straight-line method until maturity or early conversion pursuant to the contractual terms of the arrangement.

Net Loss Per Share

Basic net loss per share attributable to common stockholders is calculated by dividing the net loss attributable to common stockholders by the weighted-average number of shares of common stock outstanding during the period, without consideration for potentially dilutive securities.

Diluted net loss per share attributable to common stockholders is computed by dividing the net loss attributable to common stockholders by the weighted-average number of common stock and potentially dilutive securities outstanding for the period. For purposes of the diluted net loss per share calculation, Preferred Stock, stock options, RSUs, warrants and convertible notes are considered to be potentially dilutive securities. See Note 16 for further information.

Accordingly, in periods in which the Company reports a net loss, diluted net loss per share is the same as basic net loss per share, since dilutive common stock is not assumed to have been issued if their effect is anti-dilutive.

Recent Accounting Pronouncement — Adopted

From time to time, new accounting pronouncements, or Accounting Standards Updates, are issued by the FASB or other standard setting bodies and adopted by the Company as of the specified effective date. Unless otherwise discussed, the impact of recently issued standards that are not yet effective will not have a material impact on the Company’s financial position or results of operations upon adoption. During the six months ended June 30, 2022, no additional accounting pronouncements were adopted. Refer to Note 2 of our audited consolidated financial statements for the fiscal year ended December 31, 2021 contained within the Company’s Form S-1/A filed July 13, 2022 for a complete list of adopted accounting pronouncements. We have described the key accounted pronouncements below:

In February 2016, FASB issued Accounting Standards Update (ASU) 2016-02, Leases (Topic 842) and subsequent amendments to the initial guidance: ASU 2017-13, ASU 2018-10, ASU 2018-11, ASU 2018-20 and ASU 2019-01 (collectively, Topic 842). Topic 842 aims to increase transparency and comparability among organizations by requiring lessees to recognize leases with a term greater than 12 months as a right-of-use (“ROU”) asset and corresponding lease liabilities on the balance sheet, regardless of lease classification, and requiring disclosure of key information about leasing arrangements. The lease liability should be initially measured at the present value of the remaining contractual lease payments. Subsequently, the ROU assets will be amortized generally on a straight-line basis over the lease term, and the lease liability will bear interest expense and be reduced for lease payments. Topic 842 is effective for the Company for fiscal years beginning after December 15, 2021, including interim periods within those fiscal years. A modified retrospective application is required with an option to not restate comparative periods in the period of adoption. The Company adopted Topic 842 on January 1, 2021 using the modified retrospective approach, and financial information for the comparative period was not updated.

In addition, the Company elected the transition package of three practical expedients which allow companies not to reassess (i) whether agreements contain leases, (ii) the classification of leases, and (iii) the capitalization of initial direct costs. Further, the Company elected to separate lease and non-lease components for the building asset class and elected to not separate lease and non-lease components for the equipment asset class. The Company also made an accounting policy election to recognize lease expense for leases with a term of 12 months or less on a straight-line basis over the lease term and recognize no ROU or lease liability for those leases.

The Company’s lease portfolio consists primarily of real estate assets and computer equipment. Some of these leases also require the Company to pay maintenance, utilities, taxes, insurance, and other operating expenses associated with the leased space. Based upon the nature of the items leased and the structure of the leases, the Company’s leases classified as operating leases continue to be classified as operating leases and capital leases will be accounted for as financing leases under the new accounting standard.

As a result of the adoption of the new lease accounting guidance, the Company recognized on January 1, 2021:

•        Operating lease liabilities of approximately $11,428, which represent the present value of the remaining lease payments, as of the date of adoption, discounted using the Company’s incremental borrowing rate on a lease-by-lease basis, and

•        Operating lease ROU assets of approximately $9,848 which represent the operating lease liabilities of $11,428, adjusted for (1) deferred rent of approximately $827, (2) lease incentives or tenant improvement allowance of $1,098 and (3) prepaid rent of $344.

The adoption of the new lease accounting standard did not have any other material impact on the Company’s consolidated balance sheet and did not impact the Company’s operating results and cash flows.

When the Company’s leases do not provide an implicit rate, an incremental borrowing rate is used based on the information available at the adoption date and commencement date for leases entered into after the adoption date in determining the present value of lease payments. The Company applies a benchmark rate and adjusts it for Company specific risk, collateral, term of the lease and economic factors for the economy in which the lease was maintained. See Leases in Note 14 for further information.

In December 2019, the FASB issued ASU No. 2019-12, Simplifying the Accounting for Income Taxes (“Topic 740”) (“ASU 2019-12”). ASU 2019-12 eliminates the need for an organization to analyze whether the following apply in a given period (1) exception to the incremental approach for intra-period tax allocation (2) exceptions to accounting for basis differences when there are ownership changes in foreign investments and (3) exceptions in interim period income tax accounting for year-to-date losses that exceed anticipated losses. ASU 2019-12 also is designed to improve financial statement preparers’ application of income tax-related guidance and simplify U.S. GAAP for (1) franchise taxes that are partially based on income, (2) transactions with a government that result in a step-up in the tax basis of goodwill, (3) separate financial statements of legal entities that are not subject to tax, and (4) enacted changes in tax laws in interim periods. The amendments in ASU 2019-12 are effective for the Company in fiscal years beginning after December 15, 2021. The Company adopted the standard on January 1, 2022. ASU 2019-12 did not result in any material impact on the Company’s condensed consolidated financial statements.

Recent Accounting Pronouncement — Not Yet Adopted

In October 2021, the FASB issued ASU 2021-08 Business Combinations (“ASC 805”) Accounting for Contract Assets and Contract Liabilities from Contracts with Customers guidance requiring entities to apply ASC 606 to recognize and measure contract assets and contract liabilities in a business combination. Under current U.S. GAAP, an acquirer generally recognizes assets acquired and liabilities assumed in a business combination, including contract assets and contract liabilities arising from revenue contracts with customers and other similar contracts that are accounted for in accordance with ASC 606, at fair value on the acquisition date. Under the new guidance the acquirer will recognize contract assets and contract liabilities at the same amounts recorded by the acquiree. The modifications improve comparability for both the recognition and measurement of acquired revenue contracts with customers at the date of, and after a business combination. The amendment is effective for the Company in fiscal years beginning after December 15, 2023. Early adoption of the amendment is permitted. The Company anticipates that it will not have a material impact on its condensed consolidated financial statements and related disclosures.

In June 2016, the FASB issued ASU 2016-13 to update the methodology used to measure current expected credit losses (“CECL”). This ASU applies to financial assets measured at amortized cost, including loans, held-to-maturity debt securities, net investments in leases, and trade accounts receivable as well as certain off-balance sheet credit exposures, such as loan commitments. This ASU replaces the current incurred loss impairment methodology with a methodology to reflect CECL and requires consideration of a broader range of reasonable and supportable information to explain credit loss estimates. The guidance must be adopted using a modified retrospective transition method through a cumulative-effect adjustment to retained earnings/(deficit) in the period of adoption. In November 2019, the FASB issued ASU 2019-10, Financial Instruments — Credit Losses (“Topic 326”), Targeted Transition Relief, which amends the transition guidance for ASU 2016-13. The ASU provides entities with the option to irrevocably elect the fair value option in Subtopic 825-10 on an instrument-by-instrument basis. ASU 2019-10 and ASU 2016-13 are effective for years beginning after December 15, 2022, with early adoption permitted. The Company is currently evaluating the impact the standard will have on the Company’s condensed consolidated financial statements.

2.      SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation and Significant Accounting Policies

The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and applicable rules and regulations of the Securities and Exchange Commission (“SEC”) regarding annual financial reporting. Any reference in these notes to applicable accounting guidance is meant to refer to the authoritative U.S. GAAP included in the Accounting Standards Codification (“ASC”), and Accounting Standards Update (“ASU”) issued by the Financial Accounting Standards Board (“FASB”).

Principles of Consolidation

The Company’s consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries. All intercompany accounts and transactions have been eliminated in consolidation.

Reclassification

Certain prior period balances have been reclassified to conform to the current year presentation. Such changes include the presentation change on the consolidated statements of operations and comprehensive loss from a two-step presentation to a one-step presentation, as well as reclassifications or combinations of certain accounts on the consolidated balance sheets.

These reclassifications had no impact on total assets, total liabilities, net loss or comprehensive loss or accumulated deficit in the previously reported consolidated financial statements for the year ended December 31, 2020.

Foreign Currency

The functional currency of SoundHound, Inc. and its subsidiaries is the U.S. dollar. Foreign currency denominated transactions are converted into U.S. dollars at the average rates of exchange prevailing during the period. Assets and liabilities denominated in foreign currency are remeasured into U.S. dollars at current exchange rates at the balance sheet date for monetary assets and liabilities and at historical exchange rates for non-monetary assets and liabilities. During the years ended December 31, 2021 and 2020, the Company recognized net losses/(gains) related to foreign currency transactions and remeasurements of $501 and ($18), respectively, in the consolidated statements of operations as other expense, net.

Use of Estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and judgments that affect the amounts reported and disclosures in the consolidated financial statements and accompanying notes. Such estimates include revenue recognition, allowance for doubtful accounts, accrued liabilities, derivative and warrant liabilities, calculation of the incremental borrowing rate, financial instruments recorded at fair value on a recurring basis, valuation of deferred tax assets and uncertain tax positions and the fair value of common stock and other assumptions used to measure stock-based compensation expense. The Company bases its estimates on historical experience, the current economic environment, and on assumptions it believes are reasonable under the circumstances. The Company adjusts such estimates and assumptions when facts and circumstances dictate. Changes in those estimates resulting from changes in the economic environment will be reflected in the financial statements in future periods. Actual results could differ materially from those estimates.

Cash and Cash Equivalents

The Company considers all highly liquid investments purchased with an original maturity of 90 days or less from the date of purchase to be cash equivalents. The Company’s cash equivalents consist of mutual funds, commercial paper and certificates of deposit. The deposits exceed federally insured limits.

Restricted Cash Equivalents

The Company’s restricted cash equivalents were established according to the requirements under the leases for the Company’s corporate headquarters, data center and sales office, and are subject to certain restrictions under the leases. All amounts in restricted cash equivalents as of December 31, 2021 and 2020 represent funds held in certificates of deposit, have original maturities of six months to one year and are recorded at cost plus accrued interest, which approximates fair value as of December 31, 2021 and 2020. Restricted cash equivalents are classified as current or non-current on the consolidated balance sheets based on the remaining term of the restriction.

Accounts Receivable, Net

Accounts receivable consist of current trade receivables due from customers recorded at invoiced amounts, net of allowance for doubtful accounts. Accounts receivable do not bear interest and the Company generally does not require collateral or other security in support of accounts receivable.

The Company has established an allowance for doubtful accounts and evaluates the collectability of its accounts receivable based on known collection risks and historical experience. Uncollectible receivables are written off when all efforts to collect have been exhausted and recoveries are recognized when received. The allowance for doubtful accounts as of December 31, 2021 and December 31, 2020 was $109.

Property and Equipment, Net

Property and equipment are stated at cost, less accumulated depreciation and amortization. Depreciation is provided using the straight-line method over the estimated useful lives of the respective assets.

The estimated useful lives of the Company’s property and equipment are as follows:

Computer equipment	3 – 4 years
Software	3 years
Furniture and fixtures	5 years
Leasehold improvements	Lesser of useful life or the term of the lease

Maintenance and repairs that do not extend the life or improve the asset are expensed as incurred.

Impairment of Long-Lived Assets

The Company evaluates property and equipment for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable. An impairment loss is recognized when the total of estimated undiscounted future cash flows expected to result from the use of the asset and its eventual disposition is less than its carrying amount. Impairment, if any, would be assessed using discounted cash flows or other appropriate measures of fair value. Through December 31, 2021, there have been no such impairments.

Segment Information

The Company has determined that the Chief Executive Officer is its chief operating decision maker. The Company’s Chief Executive Officer reviews financial information on a consolidated basis for purposes of allocating resources and evaluating financial performance. Accordingly, the Company has determined that it operates as a single reportable segment.

The Company’s property and equipment is primarily located in the United States. As of December 31, 2021, the Company’s property and equipment is located in the United States, except for 11.7% of assets located in Canada and 1.7% in other foreign jurisdictions. As of December 31, 2020, all property and equipment were located in the United States.

Emerging Growth Company Status

The Company is an emerging growth company (“EGC”) as defined in the Jumpstart Our Business Startups Act of 2012 (“JOBS Act”) and may take advantage of reduced reporting requirements that are otherwise applicable to public companies. Section 107 of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies are required to comply with those standards. This means that when a standard is issued or revised and it has different application dates for public and nonpublic companies, the Company has the option to adopt the new or revised standard at the time nonpublic companies adopt the new or revised standard and can do so until such time that the Company either (i) irrevocably elects to “opt out” of such extended transition period or (ii) no longer qualifies as an emerging growth company. The Company has elected to use the extended transition period for complying with new or revised accounting standards unless the Company otherwise early adopts select standards.

Concentrations of Credit Risk and Other Risks and Uncertainties

Financial instruments that potentially subject the Company to potential significant concentrations of credit risk consist principally of cash and cash equivalents. The Company regularly monitors its credit risk exposure and takes steps to mitigate the likelihood of these exposures resulting in actual loss.

As of December 31, 2021, accounts receivable balances due from five customers collectively totaled 86% of the Company’s consolidated accounts receivable balance. As of December 31, 2020, accounts receivable balances due from two customers collectively totaled 87% of the Company’s consolidated accounts receivable balance.

For the year ended December 31, 2021, the Company had three customers that accounted for 61% of revenue and two customers that accounted for 43% of revenue for the year ended December 31, 2020.

Equity Issuance Costs

The Company capitalizes certain legal, professional, accounting and other third-party fees that are directly associated with in-process equity financings, including the Business Combination, as deferred offering costs until such financings are consummated. After consummation of the financing, these costs are recorded as a reduction of the proceeds received from the equity financing. If a planned equity financing is abandoned, the deferred offering costs are expensed immediately as a charge to operating expenses in the consolidated statements of operations and comprehensive loss.

Additionally, certain transaction costs incurred in connection with the pending merger agreement, which are direct and incremental to the proposed merger, will be deferred and recorded as a component of other non-current assets within the consolidated balance sheets and will offset cash proceeds from the Business Combination if successful. The Company had $1,264 of deferred offering costs recorded as of December 31, 2021. The Company had not incurred deferred offering costs as of December 31, 2020.

Revenue Recognition

The Company recognizes revenue under Accounting Standards Codification Topic 606 (“ASC 606”), Revenue from Contracts with Customers, when a customer obtains control of promised goods or services in an amount that reflects the consideration which the entity expects to receive in exchange for those goods or services. To determine revenue recognition for arrangements that an entity determines are within the scope of ASC 606, the Company performs the following five steps:

(i)     Identification of the contract(s) with a customer;

(ii)    Identification of the performance obligations in the contract;

(iii)   Determination of the transaction price, including the constraint on variable consideration;

(iv)   Allocation of the transaction price to the performance obligations in the contract;

(v)    Recognition of revenue when, or as, performance obligations are satisfied.

Contracts are accounted for when both parties have approved and committed to the contract, the rights of the parties and payment terms are identifiable, the contract has commercial substance and collectability of consideration is probable. Any payments received from customers that do not meet criteria for having a contract are recorded as deposit liabilities on the consolidated balance sheet.

Under ASC 606, assuming all other revenue recognition criteria have been met, the Company will recognize revenue for arrangements upon the transfer of control of the Company’s performance obligations to its customers. A performance obligation is a promise in a contract to transfer a distinct good or service to a customer and is the unit of account in ASC 606. Revenues are recognized when control of the promised goods or services are transferred to a customer in an amount that reflects the consideration that the Company expects to receive in exchange for those services. The Company currently generates its revenues through the following performance obligations: (1) hosted services, (2) professional services and (3) monetization.

Research and Development

The Company’s research and development costs are expensed as incurred. These costs include salaries and other personnel related expenses, contractor fees, facility costs, supplies, and depreciation of equipment associated with the design and development of new products prior to the establishment of their technological feasibility.

Warrants

The Company determines whether to classify contracts, such as warrants, that may be settled in its own stock as equity of the entity or as a liability. An equity-linked financial instrument must be considered indexed to the Company’s own stock to qualify for equity classification. The Company classifies warrants as liabilities for any contracts that may require a transfer of assets.

The warrants are considered freestanding instruments that qualify as liabilities under ASC Topic 480, Distinguishing Liabilities from Equity, as the Company is committed to issuing an instrument that ultimately may require a transfer of assets. The warrant liability is accounted for at fair value and remeasured at each reporting date. Accordingly, the Company classifies the warrants as a liability at their fair value and adjusts the instruments to fair value at each balance sheet date until the warrants are exercised or expired. Any change in the fair value of the warrants is recognized as other expense, net in the consolidated statements of operations and comprehensive loss.

Income Taxes

The Company accounts for income taxes under the asset and liability method, whereby deferred tax assets and liabilities are determined based on the difference between the financial statement and tax basis of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to affect taxable income. A valuation allowance is established when, in management’s estimate, it is more-likely-than-not that the deferred tax asset will not be realized. The Company adopted a more-likely-than-not threshold for financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. The Company records a liability for the difference between the benefit recognized and measured and the tax position taken or expected to be taken on the Company’s tax return.

The Company classifies interest and penalties related to uncertain tax positions in income tax expense, if applicable. There were no interest expenses or penalties related to unrecognized tax benefits recorded through the years ended December 31, 2021 and 2020.

Stock-Based Compensation

The Company measures and records the expense related to stock-based payment awards based on the fair value of those awards as determined on the date of grant. The Company recognizes stock-based compensation expense over the requisite service period of the individual grant, generally equal to the vesting period, and uses the straight-line method to recognize stock-based compensation. The Company uses the Black-Scholes-Merton (“Black- Scholes”) option-pricing model to determine the fair value of stock options. The Black-Scholes option-pricing model requires the use of highly subjective and complex assumptions to determine the fair value of stock options, including the option’s expected term and the price volatility of the underlying stock. The Company calculates the fair value of options granted by using the Black-Scholes option-pricing model with the following assumptions:

Expected Volatility — The Company estimates volatility for option grants by evaluating the average historical volatility of a peer group of companies for the period immediately preceding the option grant for a term that is approximately equal to the option’s expected term.

Expected Term — The expected term of the Company’s options represents the period that the stock-based awards are expected to be outstanding. The Company has elected to use the midpoint between the stock options’ vesting term and contractual expiration period to compute the expected term, as the Company does not have sufficient historical information to develop reasonable expectations about future exercise patterns and post-vesting employment termination behavior.

Risk-Free Interest Rate — The risk-free interest rate is based on the implied yield currently available on U.S. Treasury zero-coupon issues with a term that is equal to the options’ expected term at the grant date.

Dividend Yield — The Company has not declared or paid dividends to date and does not anticipate declaring dividends. As such, the dividend yield has been estimated to be zero.

Fair Value Measurements

The Company defines fair value as the exchange price that would be received from an asset or paid to transfer a liability (an exit price) in an orderly transaction between market participants at the measurement date. The Company follows a three-level valuation hierarchy for disclosure of fair value measurements as follows:

•        Level 1 — Inputs are unadjusted quoted prices in active markets for identical assets or liabilities at the measurement date.

•        Level 2 — Inputs (other than quoted market prices included in Level 1) are either directly or indirectly observable for the asset or liability through correlation with market data at the measurement date and for the duration of the instrument’s anticipated life.

•        Level 3 — Inputs reflect management’s best estimate of what market participants would use in pricing the asset or liability at the measurement date. Consideration is given to the risk inherent in the valuation technique and the risk inherent in the inputs to the model.

The Company’s derivative liabilities and warrants are measured at fair value on a recurring basis and are classified as Level 3 liabilities. The Company records subsequent adjustments to reflect the increase or decrease in estimated fair value at each reporting date on the consolidated statements of operations and comprehensive loss.

Redeemable Convertible Preferred Stock

The Company’s shares of redeemable convertible preferred stock (“Preferred Stock”) do not have a mandatory redemption date and are assessed at issuance for classification and redemption features requiring bifurcation. The Company presents as temporary equity any stock which (i) the Company undertakes to redeem at a fixed or determinable price on the fixed or determinable date or dates; (ii) is redeemable at the option of the holders, or (iii) has conditions for redemption which are not solely within the control of the Company. The Company’s Preferred Stock is redeemable upon a deemed liquidation event which the Company determined is not solely within its control and thus has classified shares of Preferred Stock as temporary equity until such time as the conditions are removed or lapse. Because the occurrence of a deemed liquidation event is not currently probable, the carrying values of the shares of Preferred Stock are not being accreted to their redemption values. Subsequent adjustments to the carrying values of the shares of Preferred Stock would be made only when a deemed liquidation event becomes probable.

Convertible Notes and Derivative Liabilities

The Company evaluates its convertible notes, and other contracts, if any, to determine if those contracts or embedded components of those contracts qualify as derivatives requiring bifurcation. The Company accounts for conversion features that meet the criteria for bifurcation as liabilities at fair value and adjusts the derivative instruments to fair value at each reporting period. The conversion features qualify as derivatives, as they continuously reset as the underlying stock price increases or decreases to provide a fixed value of equity to the holders at any conversion date. The conversion features are subject to remeasurement at each balance sheet date until exercised, and any change in fair value is recognized as a component of other expense, net in the consolidated statements of operations and comprehensive loss. The fair value of the conversion features has been estimated using a probability-weighted discount model with and without the conversion feature (see Note 9 for additional information).

The Company holds its convertible notes at amortized cost and amortizes the associated debt discount created from bifurcated derivatives and issuance costs under the effective interest or straight-line method until maturity or early conversion pursuant to the contractual terms of the arrangement.

Net Loss Per Share

Basic net loss per share attributable to common stockholders is calculated by dividing the net loss attributable to common stockholders by the weighted-average number of shares of common stock outstanding during the period, without consideration for potentially dilutive securities.

Diluted net loss per share attributable to common stockholders is computed by dividing the net loss attributable to common stockholders by the weighted-average number of common stock and potentially dilutive securities outstanding for the period. For purposes of the diluted net loss per share calculation, Preferred Stock, stock options, warrants and convertible notes are considered to be potentially dilutive securities. See Note 15 for further information.

Accordingly, in periods in which the Company reports a net loss, diluted net loss per share is the same as basic net loss per share, since dilutive common stock is not assumed to have been issued if their effect is anti-dilutive.

Recent Accounting Pronouncement — Adopted

From time to time, new accounting pronouncements, or Accounting Standards Updates, are issued by the FASB or other standard setting bodies and adopted by the Company as of the specified effective date. Unless otherwise discussed, the impact of recently issued standards that are not yet effective will not have a material impact on the Company’s financial position or results of operations upon adoption.

Leases

In February 2016, the FASB issued Accounting Standards Update 2016-02, Leases (“Topic 842”) and subsequent amendments to the initial guidance: ASU 2017-13, ASU 2018-10, ASU 2018-11, ASU 2018-20 and ASU 2019-01 (collectively, “Topic 842”). Topic 842 aims to increase transparency and comparability among organizations by requiring lessees to recognize leases with a term greater than 12 months as a right-of-use (“ROU”) asset and corresponding lease liabilities on the balance sheet, regardless of lease classification, and requiring disclosure of key information about leasing arrangements. The lease liability should be initially measured at the present value of the remaining contractual lease payments. Subsequently, the ROU assets will be amortized generally on a straight-line basis over the lease term, and the lease liability will bear interest expense and be reduced for lease payments. Topic 842 is effective for the Company for fiscal years beginning after December 15, 2021, including interim periods within those fiscal years. A modified retrospective application is required with an option to not restate comparative periods in the period of adoption. The Company adopted Topic 842 on January 1, 2021 using the modified retrospective approach, and financial information for the comparative period was not updated.

In addition, the Company elected the transition package of three practical expedients which allow companies not to reassess (i) whether agreements contain leases, (ii) the classification of leases, and (iii) the capitalization of initial direct costs. Further, the Company elected to separate lease and non-lease components for the building asset class and elected to not separate lease and non-lease components for the equipment asset class. The Company also made an accounting policy election to recognize lease expense for leases with a term of 12 months or less on a straight-line basis over the lease term and recognize no ROU or lease liability for those leases.

The Company’s lease portfolio consists primarily of real estate assets and computer equipment. Some of these leases also require the Company to pay maintenance, utilities, taxes, insurance, and other operating expenses associated with the leased space. Based upon the nature of the items leased and the structure of the leases, the Company’s leases classified as operating leases continue to be classified as operating leases and capital leases will be accounted for as financing leases under the new accounting standard.

As a result of the adoption of the new lease accounting guidance, the Company recognized on January 1, 2021:

•        Operating lease liabilities of approximately $11,428, which represent the present value of the remaining lease payments, as of the date of adoption, discounted using the Company’s incremental borrowing rate on a lease-by-lease basis, and

•        Operating lease ROU assets of approximately $9,848 which represent the operating lease liabilities of $11,428, adjusted for (1) deferred rent of approximately $827, (2) lease incentives or tenant improvement allowance of $1,098 and (3) prepaid rent of $345.

•        The Company additionally recharacterized its capital leases as finance leases. However, there was no quantitative impact to capital leases upon transitioning to the new standard.

The adoption of the new lease accounting standard did not have any other material impact on the Company’s consolidated balance sheet and did not impact the Company’s operating results and cash flows. See Leases in Note 13 for further information, including further discussion on the impact of adoption and changes in accounting policies relating to leases.

In August 2020, the FASB issued ASU 2020-06, Debt — Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging-Contracts in Entity’s Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity (“ASU 2020-06”), which simplifies accounting for convertible instruments by removing major separation models required under current U.S. GAAP. ASU 2020-06 also removes certain settlement conditions that are required for equity-linked contracts to qualify for scope exception, and it simplifies the diluted earnings per share calculation in certain areas. The Company adopted ASU 2020-06 on January 1, 2021. Adoption of ASU 2020-06 did not impact the Company’s financial position, results of operations or cash flows as the Company does not have any instruments with cash or beneficial conversion features. Further, updates from ASU 2020-06 to Contracts in an Entity’s Own Equity does not impact the Company’s debt instruments as of December 31, 2021.

Recent Accounting Pronouncement — Not Yet Adopted

In October 2021, the FASB issued ASU 2021-08 Business Combinations (“ASC 805”) Accounting for Contract Assets and Contract Liabilities from Contracts with Customers guidance requiring entities to apply ASC 606 to recognize and measure contract assets and contract liabilities in a business combination. Under current U.S. GAAP, an acquirer generally recognizes assets acquired and liabilities assumed in a business combination, including contract assets and contract liabilities arising from revenue contracts with customers and other similar contracts that are accounted for in accordance with ASC 606, at fair value on the acquisition date. Under the new guidance the acquirer will recognize contract assets and contract liabilities at the same amounts recorded by the acquiree. The modifications improve comparability for both the recognition and measurement of acquired revenue contracts with customers at the date of, and after a business combination. The amendment is effective for the Company in fiscal years beginning after December 15, 2023. Early adoption of the amendment is permitted. The Company anticipates that it will not have a material impact on its consolidated financial statements and related disclosures.

In June 2016, the FASB issued ASU 2016-13 to update the methodology used to measure current expected credit losses (“CECL”). This ASU applies to financial assets measured at amortized cost, including loans, held-to-maturity debt securities, net investments in leases, and trade accounts receivable as well as certain off-balance sheet credit exposures, such as loan commitments. This ASU replaces the current incurred loss impairment methodology with a methodology to reflect CECL and requires consideration of a broader range of reasonable and supportable information to explain credit loss estimates. The guidance must be adopted using a modified retrospective transition method through a cumulative-effect adjustment to retained earnings/(deficit) in the period of adoption. In November 2019, the FASB issued ASU 2019-10, Financial Instruments — Credit Losses (“Topic 326”), Targeted Transition Relief, which amends the transition guidance for ASU 2016-13. The ASU provides entities with the option to irrevocably elect the fair value option in Subtopic 825-10 on an instrument-by-instrument basis. ASU 2019-10 and ASU 2016-13 are effective for years beginning after December 15, 2022, with early adoption permitted. The Company is currently evaluating the impact the standard will have on the Company’s consolidated financial statements.

In December 2019, the FASB issued ASU No. 2019-12, Simplifying the Accounting for Income Taxes (“Topic 740”) (“ASU 2019-12”). ASU 2019-12 eliminates the need for an organization to analyze whether the following apply in a given period (1) exception to the incremental approach for intra-period tax allocation (2) exceptions to accounting for basis differences when there are ownership changes in foreign investments and (3) exceptions in interim period income tax accounting for year-to-date losses that exceed anticipated losses. ASU 2019-12 also is designed to improve financial statement preparers’ application of income tax-related guidance and simplify U.S. GAAP for (1) franchise taxes that are partially based on income, (2) transactions with a government that result in a step-up in the tax basis of goodwill, (3) separate financial statements of legal entities that are not subject to tax, and (4) enacted changes in tax laws in interim periods. The amendments in ASU 2019-12 are effective for the Company in fiscal years beginning after December 15, 2021. Early adoption of the amendments is permitted. An entity that elects early adoption must adopt all the amendments in the same period. Adoption of ASU 2019-12 is not expected to result in any material changes to the way the tax provision is prepared and is not expected to have a material impact on the Company’s consolidated financial statements.